Consolidated Balance Sheets		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Current assets:
Cash and cash equivalents		$ 81,144	¥ 550,569	¥ 11,351,952
Restricted cash		594	4,029
Stable coins		998	6,771
Crypto assets		391,758	2,658,117
Short-term investment		24,479	166,093	860,484
Accounts receivable		13,394	90,877	359,247
Prepaid expenses and other current assets		7,276,391	49,371,038	44,075,847
Total current assets		7,838,911	53,187,786	56,927,375
Non-current assets:
Property and equipment, net		3,797,260	25,764,787	31,511,097
Right-of-use assets, net				226,372
Other non-current assets		1,618,341	10,980,605	4,931,108
Total non-current assets		5,415,601	36,745,392	36,668,577
TOTAL ASSETS		13,254,512	89,933,178	93,595,952
Current liabilities:
Short-term borrowings (including amounts of the consolidated VIE of RMB30,000,000 and RMB19,250,000 as of June 30, 2025 and 2026, respectively)		2,837,099	19,250,000	30,000,000
Current portion of long-term borrowings (including amounts of the consolidated VIE of nil and RMB2,200,000 as of June 30, 2025 and 2026, respectively)		324,240	2,200,000
Accounts payable (including amounts of the consolidated VIE of RMB42,038 and RMB750 as of June 30, 2025 and 2026, respectively)		5,836	39,599	42,038
Deferred revenue (including amounts of the consolidated VIE of RMB30,090 and nil as of June 30, 2025 and 2026, respectively)		130,238	883,681	1,687,317
Income tax payable				2
Lease liabilities, current (including amounts of the consolidated VIE of RMB55,454 and nil as of June 30, 2025 and 2026, respectively)		36,875	250,201	219,202
Accrued expenses and other current liabilities (including amounts of the consolidated VIE of RMB2,335,985 and RMB1,276,648 as of June 30, 2025 and 2026, respectively)		949,381	6,441,630	2,344,806
Total current liabilities		4,293,986	29,135,111	34,293,365
Non-current liabilities:
Long-term borrowings (including amounts of the consolidated VIE of RMB2,200,000 and nil as of June 30, 2025 and 2026, respectively)				2,200,000
Other long-term liabilities (including amounts of the consolidated VIE of RMB280,000 and nil as of June 30, 2025 and 2026, respectively)		12,282	83,333	280,000
Total non-current liabilities		12,282	83,333	2,480,000
TOTAL LIABILITIES		4,306,268	29,218,444	36,773,365
Commitments and Contingencies (Note 20)
SHAREHOLDERS’ EQUITY
Ordinary Shares (US$0.01 par value per share; 5,000,000 and 10,000,000 shares authorized as of June 30, 2025 and 2026; 220,000 and 821,300 shares issued and outstanding as of June 30, 2025 and 2026, respectively)*	[1]	8,180	55,503	14,177
Additional paid-in capital		21,207,817	143,897,160	107,349,192
Share subscription receivable		(1,875)	(12,720)	(12,720)
Accumulated deficits		(11,918,444)	(80,867,834)	(49,761,797)
Accumulated other comprehensive loss		(352,058)	(2,388,752)	(766,265)
Total Wetour Robotics Limited’s shareholders’ equity		8,943,620	60,683,357	56,822,587
Non-controlling interests		4,624	31,377
Total shareholders’ equity		8,948,244	60,714,734	56,822,587
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		13,254,512	89,933,178	93,595,952
Related Party
Current assets:
Amounts due from related parties		50,153	340,292	279,845
Current liabilities:
Amounts due to a related party (including amounts of the consolidated VIE of nil and RMB20,000 as of June 30, 2025 and 2026, respectively)		$ 10,317	¥ 70,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization and reverse share splits. (Note 13).